Blackberry Limited and Summary of Significant Accounting Policies and Critical Accounting Estimates (Tables)	12 Months Ended
Feb. 28, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Rates and Methods of Amortization
Property, plant and equipment are stated at cost, less accumulated amortization. No amortization is provided for construction in progress until the assets are ready for use. Amortization is provided using the following rates and methods:

Buildings, leasehold improvements and other	Straight-line over terms between 5 and 40 years
BlackBerry operations and other information technology	Straight-line over terms between 3 and 5 years
Manufacturing equipment, research and development equipment and tooling	Straight-line over terms between 1 and 8 years
Furniture and fixtures	Declining balance at 20% per annum